Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes
Income Taxes

Note 22. Income Taxes

The Company is incorporated in the Cayman Islands, a tax-free country; accordingly, pretax income generated by the group parent company is not subject to local income tax. Substantially all of the Company’s taxable income is derived from the operations in the ROC and, therefore, substantially all of the Company’s income tax expense attributable to income from continuing operations is incurred in the ROC. Other foreign subsidiary companies calculate income tax in accordance with local tax law and regulations.

According to the amendments to the “Income Tax Act” enacted by the office of the President of the Republic of China (Taiwan) on February 7, 2018, an increase in the statutory income tax rate from 17% to 20% and a decrease in the undistributed earning tax from 10% to 5% are effective from January 1, 2018. The 5% surtax is only to the extent such income is not distributed or set aside as legal reserve before the end of the following year. The surtax is recorded in the period the income is earned, and the reduction in the surtax liability is recognized in the period the distribution to shareholders or the setting aside of legal reserve is finalized in the following year.

According to the amendments to the ROC Statute for Industrial Innovation in July 2019, in addition to providing 10 year extension for the existing tax credits for qualifying research and development expenses, deduction of actual investment from tax base of undistributed earning tax and tax credit for smart machinery and 5G system expenditures were added as new incentive items.

Eligible investment amount applicable for deduction of tax base of undistributed earning tax is effective for undistributed earnings invested in substantive investment within 3 years after fiscal year-end. Tax credit for investment amount eligible for smart machinery limited to 5% of expenditure for the current year or 3% of expenditure within 3 consecutive year. Tax credit for smart machinery combined with R&D tax credit shall not exceed 50% of current year corporate income tax plus undistributed earnings tax payable.

In accordance with the ROC Statute for Upgrading Industries, Himax Taiwan’s capital increase in June 2009 as well as Himax Semiconductor’s capital increase in October 2009 related to the manufacturing of a newly designed TFT-LCD driver were approved by the government authorities for income tax exemptions as a result of investing in a newly emerging, important and strategic industry. Himax Taiwan’s capital increase in November 2009 related to the electronic parts and components manufacturing was also approved by the government authorities for income tax exemptions. The incremental income derived from selling the above new product is tax-exempt for a period of five years.

The Company is entitled to the following income tax exemptions:

Date of investment	Tax exemption period

Himax Taiwan:
June 5, 2009	January 1, 2014‑December 31, 2018
November 12, 2009	January 1, 2014‑December 31, 2018
Himax Semiconductor(1):
October 9, 2009	January 1, 2014‑December 31, 2018

Note (1): For management purpose, Himax Semiconductor Inc. was merged into Himax Technologies Limited on July 2, 2018. As a result, the tax exemption was expired upon merge.

(a)Income tax expense (benefit) recognized in profit or loss for the years ended December 31, 2018, 2019 and 2020 consists of the following:

	Year ended December 31,
	2018	2019	2020
	(in thousands)

Current tax expense
Current period	$5,878	1,461	13,599
Adjustment for prior periods	(172)	(126)	(363)
	5,706	1,335	13,236

Deferred tax expense
Origination and reversal of temporary differences	1,012	247	370
Investment tax credits and operating loss carryforward	(4,525)	(1,166)	(1,894)
Effect of tax rate changes	(1,199)	-	-
	(4,712)	(919)	(1,524)
Total income tax expense	$994	416	11,712

(b)Income taxes expense (benefit) recognized directly in other comprehensive income for the years ended December 31, 2018, 2019 and 2020 consist of the following:

	Year ended December 31,
	2018	2019	2020
	(in thousands)

Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit pension plans	$169	25	(38)

(c)Reconciliation of the expected income tax expense computed based on the ROC statutory income tax rate of 20% compared with the actual income tax expense as reported in the consolidated statements of profit or loss for the years ended December 31, 2018, 2019 and 2020 are summarized as follows:

	Years ended December 31,
	2018		2019		2020
	Rate	Amount	Rate	Amount	Rate	Amount
		(in thousands)		(in thousands)		(in thousands)
Profit (loss) before income taxes		$7,020		$(15,768)		$56,872
Income tax expense calculated at the statutory rate	20.0%	1,404	20.0%	(3,154)	20.0%	11,374
Tax on undistributed earnings	(10.8)%	(755)	8.0%	(1,261)	3.0%	1,727
Tax-exempt income	(16.2)%	(1,135)	-	-	-	-
Tax benefit resulting from setting aside legal reserve from prior year’s income	(0.8)%	(56)	0.3%	(51)	-	-
Tax benefit resulting from offsetting prior year’s undistributed earning tax with current year’s loss	-	-	2.8%	(443)	-	-
Increase in tax credits	(75.6)%	(5,306)	17.1%	(2,698)	(12.1)%	(6,895)
Effect of change of unrecognized deductible temporary differences, tax losses carryforwards and investment tax credits	100.2%	7,034	(40.9)%	6,455	8.7%	4,954
Net of non-taxable income and non-deductible expense	(2.1)%	(151)	(2.2)%	343	0.2%	129
Capital gain tax	(1.6)%	(116)	-	-	-	-
Changes in unrecognized tax benefits related to prior year tax positions, net of its impact to tax-exempted income	6.3%	440	(1.2)%	194	(1.2)%	(709)
Foreign tax rate differential	12.1%	850	(3.5)%	548	1.5%	881
Variance from audits, amendments and examinations of prior years’ income tax filings	(0.8)%	(58)	(2.3)%	368	(0.6)%	(363)
Effect of tax rate changes	(17.1)%	(1,199)	-	-	-	-
Others	0.6%	42	(0.7)%	115	1.1%	614
Income tax expense		$994		$416		$11,712
Effective tax rate	14.2%		(2.6)%		20.6%

(d)As of December 31, 2019 and 2020, the components of deferred tax assets and deferred tax liabilities were as follows:

	December 31,	December 31,
	2019	2020
	(in thousands)
Deferred tax assets:
Inventory	$5,089	4,426
Tax credit carryforwards	5,645	7,780
Operating loss carryforward-statutory tax	1,254	1,013
Accrued compensated absences	588	735
Allowance for sales discounts	576	411
Depreciation	521	561
Unrealized foreign exchange loss	102	179
Others	658	634
	$14,433	15,739

Deferred tax liabilities:
Acquired intangible assets	$(1,255)	(1,014)
Remeasurement of defined benefit plans	(139)	(107)
Unrealized foreign exchange gain	-	(17)
	$(1,394)	(1,138)

As of December 31, 2020, the Company has not provided for income taxes on undistributed earnings of approximately $640,496 thousand of its foreign subsidiaries since the Company has specific plans to reinvest these earnings indefinitely. A deferred tax liability will be recognized when the Company can no longer demonstrate that it plans to indefinitely reinvest these undistributed earnings. This amount becomes taxable when the ultimate parent company, Himax Technologies, Inc., executes other investments, share buybacks or shareholder dividends to be funded by cash distribution by its foreign subsidiaries. It is not practicable to estimate the amount of additional taxes that might be payable on such undistributed earnings because of the complexities of the hypothetical calculation.

(e)Changes in deferred tax assets and liabilities were as follows:

			Recognized			Recognized
		Recognized	in other		Recognized	in other
	January 1,	in profit or	comprehensive	December	in profit or	comprehensive	December
	2019	loss	income	31, 2019	loss	income	31, 2020
	(in thousands)
Inventory	$5,996	(907)	-	5,089	(663)	-	4,426
Tax credit carryforwards	3,567	2,078	-	5,645	2,135	-	7,780
Operating loss carryforward	2,166	(912)	-	1,254	(241)	-	1,013
Accrued compensated absences	553	35	-	588	147	-	735
Allowance for sales discounts	685	(109)	-	576	(165)	-	411
Depreciation	481	40	-	521	40	-	561
Unrealized foreign exchange loss	8	94	-	102	60	-	162
Remeasurement of defined benefit plans	(114)	-	(25)	(139)	(6)	38	(107)
Acquired intangible assets	(1,645)	390	-	(1,255)	241	-	(1,014)
Others	448	210	-	658	(24)	-	634
Total	$12,145	919	(25)	13,039	1,524	38	14,601

(f)Unrecognized Deferred Tax Assets

Gross amount of deferred tax assets have not been recognized in respect of the following items.

	December 31,	December 31,
	2019	2020
	(in thousands)
Unused tax credits	$1,560	1,560
Unused operating loss carryforwards-statutory tax	224,566	241,371
Unused operating loss carryforwards-undistributed earnings tax	229,177	261,659
Others	27,333	29,897
	$482,636	534,487

As of December 31, 2020, the unused investment tax credits with its expiration year from 2021 to 2034 from US operations were $1,560 thousand.

Tax loss carryforwards is utilized in accordance with the relevant jurisdictional tax laws and regulations. Net losses from foreign subsidiaries are approved by tax authorities in respective jurisdiction to offset future taxable profits. Under ROC Income Tax Acts, the tax loss carryforward in the preceding ten years is available to be deducted from tax income for Taiwan operations. The statutory losses would be deducted for undistributed earnings tax and were not subject to expiration for Taiwan operations.

As of December 31, 2020, the expiration period for abovementioned unrecognized deferred tax assets of unused operating loss carryforwards for statutory tax were as follows:

		Unrecognized
	Deductible amount	deferred tax assets	Expiration year
	(in thousands)
Taiwan operations	$102,259	$20,452	2021~2025
	108,708	21,742	2026~2030
Hong Kong operations	1,828	151	Indefinitely
US operations	12,458	3,503	2024~2040
Israel operations	16,118	3,707	Indefinitely
		$49,555

(g)Assessments by the tax authorities

The Company’s major taxing jurisdiction is Taiwan. All Taiwan subsidiaries’ income tax returns have been examined and assessed by the ROC tax authorities through 2018. The income tax returns of 2019 for all Taiwan subsidiaries are open to examination by the ROC tax authorities. Taiwanese entities are customarily examined by the tax authorities and it is possible that a future examination will result in a positive or negative adjustment to the Company’s unrecognized tax benefits within the next 12 months; however, management is unable to estimate a range of the tax benefits or detriment as of December 31, 2020.